AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 98.3%
Communication Services - 5.8%
IAC/InteractiveCorp.*	132,600	$28,682,706
Pinterest, Inc., Class A*	608,700	45,062,061
Zynga, Inc., Class A*	3,655,200	37,319,592

Total Communication Services		111,064,359
Consumer Discretionary - 8.6%
Brunswick Corp.	264,700	25,244,439
Burlington Stores, Inc.*	103,300	30,866,040
CarMax, Inc.*	174,700	23,175,702
Lululemon Athletica, Inc. (Canada)*	67,000	20,549,570
O'Reilly Automotive, Inc.*	89,800	45,551,050
Pool Corp.	58,500	20,196,540

Total Consumer Discretionary		165,583,341
Consumer Staples - 2.0%
Lamb Weston Holdings, Inc.	261,900	20,292,012
US Foods Holding Corp.*	455,800	17,375,096

Total Consumer Staples		37,667,108
Financials - 6.7%
Apollo Global Management, Inc.	288,000	13,538,880
Discover Financial Services	227,900	21,648,221
The Progressive Corp.	151,900	14,523,159
RenaissanceRe Holdings, Ltd. (Bermuda)	369,400	59,196,350
Voya Financial, Inc.	304,200	19,359,288

Total Financials		128,265,898
Health Care - 17.1%
AmerisourceBergen Corp.	272,900	32,221,303
Argenx SE, ADR (Netherlands)*	60,000	16,523,400
Ascendis Pharma A/S, ADR (Denmark)*	168,200	21,677,616
Blueprint Medicines Corp.*	234,400	22,790,712
Catalent, Inc.*	411,300	43,314,003
Centene Corp.*	322,700	20,623,757
Charles River Laboratories International, Inc.*	142,100	41,184,843
Chemed Corp.	63,400	29,152,588
DENTSPLY SIRONA, Inc.	313,200	19,985,292
Encompass Health Corp.	309,000	25,307,100
Guardant Health, Inc.*	95,300	14,547,545
PRA Health Sciences, Inc.*	122,000	18,706,260
Royalty Pharma PLC, Class A1	505,800	22,062,996

Total Health Care		328,097,415
Industrials - 19.2%
AMETEK, Inc.	165,344	21,119,389
Axon Enterprise, Inc.*	26,700	3,802,614
	Shares	Value

Booz Allen Hamilton Holding Corp.	432,400	$34,821,172
Carlisle Cos., Inc.	154,600	25,444,068
Cintas Corp.	70,800	24,164,748
Copart, Inc.*	242,900	26,381,369
CoStar Group, Inc.*	34,341	28,224,525
Generac Holdings, Inc.*	73,378	24,027,626
L3Harris Technologies, Inc.	104,800	21,240,864
Nordson Corp.	144,100	28,629,788
Robert Half International, Inc.	314,500	24,553,015
TransUnion	379,400	34,146,000
Verisk Analytics, Inc.	138,700	24,506,903
Waste Connections, Inc.	423,600	45,740,328

Total Industrials		366,802,409
Information Technology - 34.8%
Amphenol Corp., Class A	377,400	24,897,078
Avalara, Inc.*	167,100	22,296,153
Bill.com Holdings, Inc.*	86,800	12,629,400
Coupa Software, Inc.*	62,238	15,838,326
Crowdstrike Holdings, Inc., Class A*	287,300	52,435,123
CyberArk Software, Ltd. (Israel)*	86,500	11,187,910
Elastic, N.V.*	169,600	18,859,520
Enphase Energy, Inc.*	55,000	8,918,800
Entegris, Inc.	220,100	24,607,180
FleetCor Technologies, Inc.*	57,600	15,473,088
Gartner, Inc.*	230,700	42,114,285
HubSpot, Inc.*	78,600	35,700,906
Jack Henry & Associates, Inc.	149,000	22,606,280
Keysight Technologies, Inc.*	162,500	23,302,500
Marvell Technology Group, Ltd.	402,700	19,724,246
McAfee Corp., Class A	1,008,200	22,926,468
Microchip Technology, Inc.	183,500	28,482,870
MKS Instruments, Inc.	117,900	21,861,018
Monolithic Power Systems, Inc.	56,400	19,921,044
New Relic, Inc.*	149,400	9,185,112
Nice, Ltd., Sponsored ADR (Israel)*,1	132,610	28,905,002
Paylocity Holding Corp.*	127,300	22,892,359
Smartsheet, Inc., Class A*	288,500	18,440,920
SS&C Technologies Holdings, Inc.	367,300	25,663,251
Synopsys, Inc.*	108,900	26,983,242
Twilio, Inc., Class A*	137,500	46,854,500
Unity Software, Inc.*,1	96,400	9,669,884
Zendesk, Inc.*,1	259,300	34,388,366

Total Information Technology		666,764,831

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 2.0%
FMC Corp.	201,800	$22,321,098
Martin Marietta Materials, Inc.	45,225	15,187,459

Total Materials		37,508,557
Real Estate - 2.1%
SBA Communications Corp., REIT	144,700	40,161,485

Total Common Stocks (Cost $1,240,545,862)		1,881,915,403

	Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.1%[2]
Bank of America Securities, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $741,603 (collateralized by various U.S. Government Agency Obligations , 1.000% - 5.500%, 06/01/24 - 01/01/59, totaling $756,435)	$741,603	741,603
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 05/04/21 - 04/01/51, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,741,603

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	12,977,831	12,977,831
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	12,977,831	12,977,831
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[3]	13,371,099	13,371,099

Total Other Investment Companies		39,326,761

Total Short-Term Investments (Cost $42,068,364)		42,068,364
Total Investments - 100.5% (Cost $1,282,614,226)		1,923,983,767
Other Assets, less Liabilities - (0.5)%		(9,252,409)
Net Assets - 100.0%		$1,914,731,358

*	Non-income producing security.
[1]	Some of these securities, amounting to $65,640,236 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,881,915,403	—	—	$1,881,915,403
Short-Term Investments
Joint Repurchase Agreements	—	$2,741,603	—	2,741,603
Other Investment Companies	39,326,761	—	—	39,326,761
Total Investments in Securities	$1,921,242,164	$2,741,603	—	$1,923,983,767

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$65,640,236	$2,741,603	$62,561,788	$65,303,391
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/06/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.